Financial risk - Changes in the net carrying amount (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Securities at amortized cost
Credit risk
Financial assets at beginning of period	$ 631,123
Financial assets at end of period	941,971	$ 631,123
Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	193,488
Financial assets at end of period	77,972	193,488
Costs: | Securities at amortized cost
Credit risk
Financial assets at beginning of period	631,123
Financial assets at end of period	941,971	631,123
Costs: | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	193,488
Financial assets at end of period	77,972	193,488
Amount Committed Or Guaranteed [Member] | Securities at amortized cost
Credit risk
Financial assets at beginning of period	0
Financial assets at end of period	0	0
Amount Committed Or Guaranteed [Member] | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	0
Financial assets at end of period	0	0
Loss allowance | Securities at amortized cost
Credit risk
Financial assets at beginning of period	1,790	495
Financial assets at end of period	7,951	1,790
Loss allowance | Financial assets measured at fair value through other comprehensive income, category [member]
Credit risk
Financial assets at beginning of period	26	43
Financial assets at end of period	10	26
Loans at amortized cost
Credit risk
Financial assets at beginning of period	5,734,605
Financial assets at end of period	6,763,020	5,734,605
Loans at amortized cost | Costs:
Credit risk
Financial assets at beginning of period	5,734,605
Financial assets at end of period	6,763,020	5,734,605
Loans at amortized cost | Amount Committed Or Guaranteed [Member]
Credit risk
Financial assets at beginning of period	0
Financial assets at end of period	0	0
Loans at amortized cost | Loss allowance
Credit risk
Financial assets at beginning of period	41,476	41,165
Write-offs	(893)
Recoveries of amounts previously written off	1,066	160
Financial assets at end of period	55,200	41,476
Investments at amortized cost with credit impairment at beginning of year	0
Classified as credit-impaired during the year	33
Change in allowance for expected credit losses	3,717
Interest income	252
Investments at amortized cost with credit impairment at end of year	4,002	0
Loan commitments and financial guarantee contracts
Credit risk
Financial assets at beginning of period	805,274
Financial assets at end of period	942,719	805,274
Loan commitments and financial guarantee contracts | Costs:
Credit risk
Financial assets at beginning of period	201,515
Financial assets at end of period	163,345	201,515
Loan commitments and financial guarantee contracts | Amount Committed Or Guaranteed [Member]
Credit risk
Financial assets at beginning of period	603,759
Financial assets at end of period	779,374	603,759
Loan commitments and financial guarantee contracts | Loss allowance
Credit risk
Financial assets at beginning of period	3,803	2,904
Financial assets at end of period	3,628	3,803
Financial instruments credit-impaired | Loans at amortized cost | Costs:
Credit risk
Financial assets at beginning of period	5,186	4,588
Classified as credit-impaired during the year	130	0
Change in allowance for expected credit losses	14,606	191
Write-offs	(893)	0
Recoveries of amounts previously written off	1,066	160
Interest income	1,466	247
Financial assets at end of period	$ 21,561	$ 5,186